Expense Example - VIPAssetManagerPortfolio-InvestorPRO - VIPAssetManagerPortfolio-InvestorPRO - VIP Asset Manager Portfolio - VIP Asset Manager Portfolio - Investor Class	Apr. 29, 2024 USD ($)
Expense Example:
1 year	$ 62
3 years	195
5 years	340
10 years	$ 762